Investment Risks - Kirr, Marbach Partners Value Fund	Jan. 28, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You should be aware that you may lose money by investing in the Fund.
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. Equity Funds like the Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value.
Stock Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risk. The stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.
Mid-Cap/Small-Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap/Small-Cap Risk. Medium capitalization and small capitalization companies may not have the size, resources or other assets of large capitalization companies. The securities of medium capitalization and small capitalization companies may fluctuate more than those of large capitalization companies. Small-capitalization stocks often are very sensitive to changing economic conditions and market downturns because small-capitalization issuers typically have narrower markets for their products or services, fewer product lines, and more limited managerial and financial resources than other issuers. Accordingly, the stocks of small-capitalization companies may be more volatile than those of larger issuers. Additionally, the securities of medium capitalization and small capitalization companies may be less liquid than those of large capitalization companies, meaning the Fund might have greater difficulty selling such securities at a time and price that the Fund would like.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund's foreign investments may increase or decrease in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investments. Many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. The costs of foreign investing also tend to be higher than the costs of investing in domestic securities.

Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Risk. You should be aware that you may lose money by investing in the Fund. Because of the Fund's focus on value investing, it may not be a complete investment program for the equity portion of your portfolio.